Vanguard PRIMECAP Core Fund Investment Strategy - Retail Prospectus [Member] - Vanguard PRIMECAP Core Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in stocks that its advisor believes offer a good balance between reasonable valuations and attractive growth prospects relative to their peers. Stocks selected for the Fund typically have earnings growth potential that, in the advisor’s view, is not reflected in their current market prices. The Fund can invest in stocks across all industry sectors and market capitalizations.The Fund may invest up to 25% of its assets in foreign securities, which may include depositary receipts. Foreign securities may be traded on U.S. or foreign markets.